Note 6 - Due to Related Parties (Detail) - Amounts Due to Related Parties (Parentheticals)	Nov. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)	Nov. 30, 2012 Promissory Note Payable to Two Directors and Officers of the Company [Member] USD ($)		Nov. 30, 2012 Promissory Note Payable to Two Directors and Officers of the Company [Member] CAD		Nov. 30, 2011 Promissory Note Payable to Two Directors and Officers of the Company [Member] USD ($)		Nov. 30, 2011 Promissory Note Payable to Two Directors and Officers of the Company [Member] CAD		Nov. 30, 2012 Note Payable to an Entity Controlled by Shareholders, Officers and Directors of the Company [Member] USD ($)	Nov. 30, 2012 Note Payable to an Entity Controlled by Shareholders, Officers and Directors of the Company [Member] CAD	Nov. 30, 2011 Note Payable to an Entity Controlled by Shareholders, Officers and Directors of the Company [Member] USD ($)	Nov. 30, 2011 Note Payable to an Entity Controlled by Shareholders, Officers and Directors of the Company [Member] CAD
Note payable related party (Canadian Dollars)	$ 783,717	$ 757,126	$ 755,368	[1]	750,534	[1]	$ 729,520	[1]	774,330	[1]	$ 28,349	28,167	$ 27,606	28,167
Interest rate on promissory note payable to two directors and officers of the Company			6.00%	[1]	6.00%	[1]	6.00%	[1]	6.00%	[1]

[1]	Effective October 22, 2009 ("effective date"), the promissory note dated September 10, 2004 issued by IPC Corp to Dr. Isa Odidi and Dr. Amina Odidi (the "Promissory Note") was amended to provide that the principal amount thereof shall be payable when payment is required solely out of (i) revenues earned by IPC Corp following the effective date, and/or proceeds received by any IPC Company from any offering of its securities following the effective date, other than the securities offering completed on February 1, 2011, and/or amounts received by IPC Corp for the scientific research tax credits received after the effective date for research expenses of IPC Corp incurred before the effective date and (ii) up to C$800,000 from the Net Cash (as defined in the IPC Arrangement Agreement). During the year ended November 30, 2012, no principal repayment was made (2011 - $801,551; 2010 - $755,760) and interest payment of $39,170 (C$39,083) (2011 - $163,099; 2010 - $104,943) in respect of the promissory note was repaid by the Company in accordance with the terms of the IPC Arrangement Agreement.